Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures
Fair value measurements
	Level within the Fair Value Hierarchy	December 31, 2013		December 31, 2012
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$830,014	$830,014	$740,481	$740,481
Short-term investments
U.S. Treasury Notes	1	50,104	50,104	115,700	115,700
Long-term investments
U.S. Treasury Notes	1	-	-	50,305	50,339
Long-term debt
Retail	1	1,178,250	1,048,010	1,178,250	1,238,204
Institutional and other	2	537,454	512,635	538,657	589,435